UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:     Realm Partners LLC
Address:  640 Fifth Avenue, 12th Floor,
          New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Realm Partners LLC

Phone: (212) 612-1450

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        May 11, 2012
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:    58

Form 13F Information Table Value Total:   $335,246 (Value in 1000's)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
1        028-05431              Sunrise Partners Limited Partnership

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                 AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                 ---------------------------                     ------------------
                                                        VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS           CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


ABOVENET INC                 COM         00374N107   3967    47903   SH                      SOLE               47903       0     0
ABOVENET INC                 COM         00374N107   3486    42097   SH                      DEFINED     1          0   42097     0
ALCATEL-LUCENT               SPONS ADR   013904305   1144   503800   SH          PUT         SOLE              503800       0     0
ALCATEL-LUCENT               SPONS ADR   013904305   1127   496200   SH          PUT         DEFINED     1          0  496200     0
CAPITALSOURCE INC            COM         14055X102   6790  1028676   SH                      SOLE             1028676       0     0
CAPITALSOURCE INC            COM         14055X102   6279   951324   SH                      DEFINED     1          0  951324     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307   1180    75582   SH                      SOLE               75582       0     0
CITIZENS REPUBLIC BANCORP IN COM NEW     174420307   1162    74418   SH                      DEFINED     1          0   74418     0
CLEAR CHANNEL OUTDOOR HLDGS  CL A        18451C109   1598   200150   SH                      SOLE              200150       0     0
CLEAR CHANNEL OUTDOOR HLDGS  CL A        18451C109   1554   194625   SH                      DEFINED     1          0  194625     0
CUMULUS MEDIA INC            CL A        231082108    443   126794   SH                      SOLE              126794       0     0
CUMULUS MEDIA INC            CL A        231082108    430   123206   SH                      DEFINED     1          0  123206     0
DIAMOND FOODS INC            COM         252603105   1151    50400   SH          PUT         SOLE               50400       0     0
DIAMOND FOODS INC            COM         252603105   1132    49600   SH          PUT         DEFINED     1          0   49600     0
DOLLAR THRIFTY AUTOMOTIVE GP COM         256743105   2160    26691   SH                      SOLE               26691       0     0
DOLLAR THRIFTY AUTOMOTIVE GP COM         256743105   1886    23309   SH                      DEFINED     1          0   23309     0
EL PASO CORP                 COM         28336L109  15749   532932   SH                      SOLE              532932       0     0
EL PASO CORP                 COM         28336L109  13802   467068   SH                      DEFINED     1          0  467068     0
FIRST BANCORP P R            COM NEW     318672706    220    50000   SH                      SOLE               50000       0     0
FRANKLIN RES INC             COM         354613101   6664    53728   SH                      SOLE               53728       0     0
GENERAL MTRS CO              COM         37045V100   5429   211652   SH                      SOLE              211652       0     0
GENERAL MTRS CO              COM         37045V100  11256   438800   SH           CALL       SOLE              438800       0     0
GENERAL MTRS CO              COM         37045V100   3694   144000   SH           CALL       SOLE              144000       0     0
GENERAL MTRS CO              WT          37045V100   2873   112004   SH                      SOLE              112004       0     0
GENERAL MTRS CO              WT          37045V100   2873   112004   SH                      SOLE              112004       0     0
GEORGIA GULF CORP            COM PAR NEW 373200302    927    26574   SH                      SOLE               26574       0     0
GEORGIA GULF CORP            COM PAR NEW 373200302    818    23426   SH                      DEFINED     1          0   23426     0
HARTFORD FINL SVCS GROUP INC COM         416515104   8336   395434   SH                      SOLE              395434       0     0
HARTFORD FINL SVCS GROUP INC COM         416515104   4631   219641   SH                      DEFINED     1          0  219641     0
ILLUMINA INC                 COM         452327109  22465   427002   SH                      SOLE              427002       0     0
ILLUMINA INC                 COM         452327109  19624   372998   SH                      DEFINED     1          0  372998     0
LYONDELLBASELL INDUSTRIES N  SHS - A -   N53745100   4715   108006   SH                      SOLE              108006       0     0
MEDCO HEALTH SOLUTIONS INC   COM         58405U102  31877   453440   SH                      SOLE              453440       0     0
MEDCO HEALTH SOLUTIONS INC   COM         58405U102  27879   396560   SH                      DEFINED     1          0  396560     0
MGIC INVT CORP WIS           COM         552848103  13855  2793245   SH                      SOLE             2793245       0     0
MGIC INVT CORP WIS           COM         552848103  10706  2158407   SH                      DEFINED     1          0 2158407     0
NOVELLUS SYS INC             COM         670008101   2496    50000   SH                      SOLE               50000       0     0
NOVELLUS SYS INC             COM         670008101   2496    50000   SH                      DEFINED     1          0   50000     0
OPENWAVE SYS INC             COM NEW     683718308   1396   614740   SH                      SOLE              614740       0     0
OPENWAVE SYS INC             COM NEW     683718308   1359   598388   SH                      DEFINED     1          0  598388     0
PEPSICO INC                  COM         713448108  12481   188100   SH           CALL       SOLE              188100       0     0
PEPSICO INC                  COM         713448108   6635   100000   SH                      DEFINED     1          0  100000     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    504    34058   SH                      SOLE               34058       0     0
PRECIDIAN ETFS TR            MAXIS NIKKE 74016W106    779    52739   SH                      DEFINED     1          0   52739     0
PROGRESS ENERGY INC          COM         743263105  12634   237876   SH                      SOLE              237876       0     0
PROGRESS ENERGY INC          COM         743263105  11033   207724   SH                      DEFINED     1          0  207724     0
SANOFI                       RT 12/31/20 80105N113   6584  4876827   SH                      SOLE             4876827       0     0
SANOFI                       RT 12/31/20 80105N113   2522  1867512   SH                      DEFINED     1          0 1867512     0
STERLING FINL CORP WASH      COM NEW     859319303   2306   110436   SH                      SOLE              110436       0     0
STERLING FINL CORP WASH      COM NEW     859319303    305    14564   SH                      DEFINED     1          0   14564     0
TW TELECOM INC               COM         87311L104   3720   167848   SH                      SOLE              167848       0     0
TW TELECOM INC               COM         87311L104   3616   163152   SH                      DEFINED     1          0  163152     0
TYCO INTERNATIONAL LTD       SHS         H89128104   3875    68969   SH                      SOLE               68969       0     0
TYCO INTERNATIONAL LTD       SHS         H89128104   3766    67031   SH                      DEFINED     1          0   67031     0
UNITED CMNTY BKS BLAIRSVLE G COM         90984P303    732    75000   SH                      SOLE               75000       0     0
VISTEON CORP                 COM NEW     92839U206   7938   149762   SH                      SOLE              149762       0     0
WALGREEN CO                  COM         931422109   2125    63445   SH                      SOLE               63445       0     0
WALGREEN CO                  COM         931422109   2062    61555   SH                      DEFINED     1          0   61555     0